DundeeWealth Funds

dynamic contrarian advantage fund

dynamic discovery fund
(the “funds”)

Class I Shares

Class II Shares

Supplement Dated March 19, 2012

To the Prospectus and Summary Prospectuses for the Funds dated February 1, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SUMMARY PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SUMMARY PROSPECTUSES.

IMPORTANT NOTICE REGARDING ADDITION OF PORTFOLIO MANAGER

Izet Elmazi, CA, CFA has been added as a portfolio manager for the Funds.

Izet joined GCIC in 2008.  Izet has an extensive professional history in financial analysis. He began his career in public accounting working with Arthur Andersen and Deloitte & Touche where he assumed progressively senior levels of responsibility until joining TD Newcrest in 2003 as an equity research associate. At TD, Izet was responsible for fundamental analysis and financial modeling in the software and information technology sectors. Izet received a Bachelor of Commerce degree from the University of Toronto in 1998, attained his Chartered Accountant designation in 2001 and gained his Chartered Financial Analyst designation in 2005.

Please keep this Supplement with your records.

DundeeWealth Funds

Dynamic Contrarian Advantage Fund

Dynamic Discovery Fund
(the “Funds”)

Class I Shares

Class II Shares

Supplement Dated March 19, 2012

To the Statement of Additional Information (“SAI”) for the Funds dated February 1, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

IMPORTANT NOTICE REGARDING ADDITION OF PORTFOLIO MANAGER

Izet Elmazi, CA, CFA has been added as a portfolio manager for the Funds.

As a result of this change, the following supplements the information under the section entitled “Portfolio Managers — Other Accounts Managed by the Portfolio Managers” on page S-23 of the SAI

The following information is as of February 29, 2012, assets under management reported in U.S. dollars.

Contrarian Advantage Fund

	Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees (in millions)

Izet Elmazi	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	2	$751.6	0	$0
	Other Accounts	0	$0	0	$0

Discovery Fund

	Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees (in millions)

Izet Elmazi	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	2	$751.6	0	$0
	Other Accounts	0	$0	0	$0

Mr. Elmazi did not beneficially own any securities of the Funds as of February 29, 2012.